December 31, 2002	• •	Pacific Select Fund Pacific Select Exec Separate Account of Pacific Life Insurance Company

Annual

          Reports

PACIFIC SELECT

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-5
Statements of Changes in Net Assets	C-9
Financial Highlights	D-1
Notes to Financial Statements	E-1
Independent Auditors’ Report	F-1
Trustees and Officers Information	F-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Chairman’s Letter	G-1
Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-5
Statements of Changes in Net Assets	H-9
Financial Highlights	I-1
Notes to Financial Statements	J-1
Independent Auditors’ Report	K-1

Dear Pacific Life Variable Universal Life Insurance Policy Owner:

We are pleased to share with you the 2002 Annual Report of the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life Insurance Company (“Pacific Life”).

The Separate Account supports your Pacific Life Variable Universal Life Insurance Policy (“the Policy”). The Separate Account is divided into subaccounts, called Variable Accounts.

If you have any questions, please contact your Registered Representative, or call Pacific Life’s Marketing Department at our toll free number 1-800-800-7681.

Sincerely,

Thomas C. Sutton

Chairman and Chief Executive Officer

Pacific Life Insurance Company

G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$28,332

Aggressive Growth Portfolio		$3,355

Emerging Markets Portfolio			$20,079

Diversified Research Portfolio				$13,175

Small-Cap Equity Portfolio					$157,771

International Large-Cap Portfolio						$35,449

I-Net Tollkeeper Portfolio							$3,135

Financial Services Portfolio								$3,334

Health Sciences Portfolio									$6,224

Technology Portfolio										$3,187

Receivables:

Due from Pacific Life Insurance Company	89	37	—	—	148	—	23	8	—	—

Fund shares redeemed	—	—	2	11	—	898	—	—	8	9

Total Assets	28,421	3,392	20,081	13,186	157,919	36,347	3,158	3,342	6,232	3,196

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	—	2	11	—	898	—	—	8	9

Fund shares purchased	89	37	—	—	148	—	23	8	—	—

Total Liabilities	89	37	2	11	148	898	23	8	8	9

NET ASSETS	$28,332	$3,355	$20,079	$13,175	$157,771	$35,449	$3,135	$3,334	$6,224	$3,187

Shares Owned in each Portfolio	4,707	538	3,388	1,635	11,934	6,828	1,139	423	879	1,006

Cost of Investments	$37,370	$3,969	$21,762	$16,114	$205,514	$35,087	$3,536	$3,715	$7,206	$4,383

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2002
(In thousands)

	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account

ASSETS

Investments:

Telecommunications Portfolio	$877

Multi-Strategy Portfolio		$105,601

Large-Cap Core Portfolio (1)			$115,176

Strategic Value Portfolio				$3,822

Growth LT Portfolio					$228,344

Focused 30 Portfolio						$2,224

Mid-Cap Value Portfolio							$64,559

International Value Portfolio								$139,406

Capital Opportunities Portfolio									$8,099

Mid-Cap Growth Portfolio										$6,465

Receivables:

Due from Pacific Life Insurance Company	—	—	—	2	384	6	153	—	114	10

Fund shares redeemed	—	23,557	1,205	—	—	—	—	252	—	—

Total Assets	877	129,158	116,381	3,824	228,728	2,230	64,712	139,658	8,213	6,475

LIABILITIES

Payables:

Due to Pacific Life Insurance Company .	—	23,557	1,205	—	—	—	—	252	—	—

Fund shares purchased	—	—	—	2	384	6	153	—	114	10

Total Liabilities	—	23,557	1,205	2	384	6	153	252	114	10

NET ASSETS	$877	$105,601	$115,176	$3,822	$228,344	$2,224	$64,559	$139,406	$8,099	$6,465

Shares Owned in each Portfolio	311	8,463	7,733	560	17,458	443	5,668	13,572	1,314	1,503

Cost of Investments	$940	$132,472	$184,188	$4,613	$524,942	$2,832	$77,031	$181,896	$10,636	$7,223

(1) Formerly named Equity Income Variable Account and Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

(In thousands)

	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (2)

ASSETS

Investments:

Global Growth Portfolio	$2,137

Equity Index Portfolio		$343,290

Small-Cap Index Portfolio			$33,129

Real Estate Portfolio (1)				$32,490

Inflation Managed Portfolio					$97,833

Managed Bond Portfolio						$231,892

Money Market Portfolio							$326,717

High Yield Bond Portfolio								$54,855

Equity Income Portfolio									$6,137

Receivables:

Due from Pacific Life Insurance Company	—	—	193	58	99	351	4,928	7	5

Fund shares redeemed	—	671	—	—	—	—	—	—	—

Total Assets	2,137	343,961	33,322	32,548	97,932	232,243	331,645	54,862	6,142

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	671	—	—	—	—	—	—	—

Fund shares purchased	—	—	193	58	99	351	4,928	7	5

Total Liabilities	—	671	193	58	99	351	4,928	7	5

NET ASSETS	$2,137	$343,290	$33,129	$32,490	$97,833	$231,892	$326,717	$54,855	$6,137

Shares Owned in each Portfolio	312	16,421	4,111	2,689	8,114	20,007	32,385	8,730	716

Cost of Investments	$2,437	$505,157	$40,127	$34,431	$91,300	$216,942	$326,929	$59,421	$6,684

(1) Formerly named REIT Variable Account and REIT Portfolio.

(2) Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

(In thousands)

	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV	Variable Account V (1)

ASSETS

Investments:

Research Portfolio	$1,380

Equity Portfolio		$40,086

Aggressive Equity Portfolio			$25,356

Large-Cap Value Portfolio				$65,946

Brandes International Equity Fund					$23,506

Turner Core Growth Fund						$10,894

Frontier Capital Appreciation Fund							$16,832

Clifton Enhanced U.S. Equity Fund								$11,048

Business Opportunity Value Fund									$1,730

Receivables:

Due from Pacific Life Insurance Company	—	—	71	—	—	15	—	18	—

Fund shares redeemed	—	58	—	784	15	—	—	—	—

Total Assets	1,380	40,144	25,427	66,730	23,521	10,909	16,832	11,066	1,730

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	58	—	784	15	—	—	—	—

Fund shares purchased	—	—	71	—	—	15	—	18	—

Total Liabilities	—	58	71	784	15	15	—	18	—

NET ASSETS	$1,380	$40,086	$25,356	$65,946	$23,506	$10,894	$16,832	$11,048	$1,730

Shares Owned in each Portfolio/Fund	176	2,852	3,690	7,372	2,358	1,109	1,331	1,134	221

Cost of Investments	$1,442	$69,876	$40,054	$84,232	$31,620	$16,446	$20,299	$15,510	$1,956

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

INVESTMENT INCOME

Dividends	$34	$—	$104	$38	$990	$322	$—	$9	$—	$—

Net Investment Income	34	—	104	38	990	322	—	9	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(556)	(723)	2,469	(1,447)	(47,500)	(7,067)	(2,754)	(211)	(605)	(1,103)

Net unrealized appreciation (depreciation) on investments	(6,985)	(167)	(3,359)	(2,966)	(5,550)	749	980	(374)	(1,092)	(1,196)

Net Realized and Unrealized Loss on Investments	(7,541)	(890)	(890)	(4,413)	(53,050)	(6,318)	(1,774)	(585)	(1,697)	(2,299)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($7,507)	($890)	($786)	($4,375)	($52,060)	($5,996)	($1,774)	($576)	($1,697)	($2,299)

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account

INVESTMENT INCOME

Dividends (2)	$—	$4,407	$1,061	$4	$2,708	$4	$4,521	$1,482	$16	$—

Net Investment Income	—	4,407	1,061	4	2,708	4	4,521	1,482	16	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(412)	(6,062)	(19,209)	(410)	(40,262)	(402)	665	(28,069)	(976)	(2,942)

Net unrealized appreciation (depreciation) on investments	(97)	(19,006)	(35,375)	(659)	(61,352)	(457)	(16,684)	4,445	(1,763)	(1,093)

Net Realized and Unrealized Loss on Investments	(509)	(25,068)	(54,584)	(1,069)	(101,614)	(859)	(16,019)	(23,624)	(2,739)	(4,035)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($509)	($20,661)	($53,523)	($1,065)	($98,906)	($855)	($11,498)	($22,142)	($2,723)	($4,035)

(1)	Formerly named Equity Income Variable Account.

(2)
Pacific Select Fund declared dividends on the Telecommunications Portfolio during 2002. The amount received by the Telecommunications Variable Account was $50 for the year and is not shown on the above Statements of Operations due to rounding.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (2)

INVESTMENT INCOME

Dividends	$—	$35,821	$257	$1,699	$1,518	$11,947	$4,308	$4,540	$54

Net Investment Income	—	35,821	257	1,699	1,518	11,947	4,308	4,540	54

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(131)	3,060	(3,527)	611	1,905	276	(88)	(6,934)	(61)

Net unrealized appreciation (depreciation) on investments	(268)	(136,816)	(5,325)	(3,076)	5,825	10,851	3	1,139	(547)

Net Realized and Unrealized Gain (Loss) on Investments	(399)	(133,756)	(8,852)	(2,465)	7,730	11,127	(85)	(5,795)	(608)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($399)	($97,935)	($8,595)	($766)	$9,248	$23,074	$4,223	($1,255)	($554)

(1) Formerly named REIT Variable Account.

(2) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV	Variable Account V (1)

INVESTMENT INCOME

Dividends	$4	$185	$—	$704	$1,127	$29	$—	$447	$11

Net Investment Income	4	185	—	704	1,127	29	—	447	11

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(67)	(10,915)	(3,498)	(4,223)	(1,276)	(2,257)	(1,094)	(1,859)	(11)

Net unrealized depreciation on investments	(62)	(3,510)	(4,611)	(14,313)	(3,972)	(1,192)	(4,120)	(2,019)	(227)

Net Realized and Unrealized Loss on Investments	(129)	(14,425)	(8,109)	(18,536)	(5,248)	(3,449)	(5,214)	(3,878)	(238)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($125)	($14,240)	($8,109)	($17,832)	($4,121)	($3,420)	($5,214)	($3,431)	($227)

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$34	$—	$104	$38	$990	$322	$—	$9	$—	$—

Net realized gain (loss) from security transactions	(556)	(723)	2,469	(1,447)	(47,500)	(7,067)	(2,754)	(211)	(605)	(1,103)

Net unrealized appreciation (depreciation) on investments	(6,985)	(167)	(3,359)	(2,966)	(5,550)	749	980	(374)	(1,092)	(1,196)

Net Decrease in Net Assets Resulting from Operations	(7,507)	(890)	(786)	(4,375)	(52,060)	(5,996)	(1,774)	(576)	(1,697)	(2,299)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	7,970	1,423	3,998	2,879	26,305	8,114	903	919	1,661	1,181

Transfers between variable accounts, net	10,458	(1,844)	(792)	(5,836)	(20,222)	5,898	479	789	1,149	926

Transfers—policy charges and deductions	(3,163)	(590)	(2,158)	(1,145)	(15,947)	(3,716)	(488)	(392)	(684)	(444)

Transfers—surrenders	(1,017)	(180)	(845)	(166)	(13,454)	(775)	(54)	(69)	(56)	(151)

Transfers—other	(208)	(78)	(160)	(124)	(1,795)	(340)	12	(22)	(127)	71

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,040	(1,269)	43	(4,392)	(25,113)	9,181	852	1,225	1,943	1,583

NET INCREASE (DECREASE) IN NET ASSETS	6,533	(2,159)	(743)	(8,767)	(77,173)	3,185	(922)	649	246	(716)

NET ASSETS

Beginning of Year	21,799	5,514	20,822	21,942	234,944	32,264	4,057	2,685	5,978	3,903

End of Year	$28,332	$3,355	$20,079	$13,175	$157,771	$35,449	$3,135	$3,334	$6,224	$3,187

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$4,407	$1,061	$4	$2,708	$4	$4,521	$1,482	$16	$—

Net realized gain (loss) from security transactions	(412)	(6,062)	(19,209)	(410)	(40,262)	(402)	665	(28,069)	(976)	(2,942)

Net unrealized appreciation (depreciation) on investments	(97)	(19,006)	(35,375)	(659)	(61,352)	(457)	(16,684)	4,445	(1,763)	(1,093)

Net Decrease in Net Assets Resulting from Operations	(509)	(20,661)	(53,523)	(1,065)	(98,906)	(855)	(11,498)	(22,142)	(2,723)	(4,035)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	274	12,180	20,793	1,289	55,267	559	13,906	25,571	2,404	2,094

Transfers between variable accounts, net	468	934	(23,651)	1,052	(30,842)	977	356	(9,394)	1,373	3,395

Transfers—policy charges and deductions	(127)	(8,773)	(12,535)	(501)	(28,048)	(317)	(6,356)	(12,812)	(1,022)	(796)

Transfers—surrenders	(13)	(34,341)	(10,009)	(149)	(13,602)	(18)	(3,359)	(10,975)	(416)	(82)

Transfers—other	19	(369)	(1,258)	(96)	(1,547)	(12)	(508)	(1,071)	(20)	(59)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	621	(30,369)	(26,660)	1,595	(18,772)	1,189	4,039	(8,681)	2,319	4,552

NET INCREASE (DECREASE) IN NET ASSETS	112	(51,030)	(80,183)	530	(117,678)	334	(7,459)	(30,823)	(404)	517

NET ASSETS

Beginning of Year	765	156,631	195,359	3,292	346,022	1,890	72,018	170,229	8,503	5,948

End of Year	$877	$105,601	$115,176	$3,822	$228,344	$2,224	$64,559	$139,406	$8,099	$6,465

(1) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$35,821	$257	$1,699	$1,518	$11,947	$4,308	$4,540	$54

Net realized gain (loss) from security transactions	(131)	3,060	(3,527)	611	1,905	276	(88)	(6,934)	(61)

Net unrealized appreciation (depreciation) on investments	(268)	(136,816)	(5,325)	(3,076)	5,825	10,851	3	1,139	(547)

Net Increase (Decrease) in Net Assets Resulting from Operations	(399)	(97,935)	(8,595)	(766)	9,248	23,074	4,223	(1,255)	(554)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	811	67,430	6,510	6,044	9,215	28,574	285,721	10,079	1,000

Transfers between variable accounts, net	1,032	1,439	3,315	10,511	44,678	5,958	(88,725)	213	6,240

Transfers—policy charges and deductions	(227)	(33,423)	(2,438)	(2,801)	(4,616)	(15,968)	(30,025)	(4,018)	(362)

Transfers—surrenders	(13)	(18,768)	(1,430)	(1,326)	(2,326)	(15,208)	(53,834)	(3,634)	(84)

Transfers—other	(34)	(1,974)	(70)	(353)	(761)	(1,364)	(18,317)	(677)	(103)

Net Increase in Net Assets Derived from Policy Transactions	1,569	14,704	5,887	12,075	46,190	1,992	94,820	1,963	6,691

NET INCREASE (DECREASE) IN NET ASSETS	1,170	(83,231)	(2,708)	11,309	55,438	25,066	99,043	708	6,137

NET ASSETS

Beginning of Year	967	426,521	35,837	21,181	42,395	206,826	227,674	54,147	—

End of Year	$2,137	$343,290	$33,129	$32,490	$97,833	$231,892	$326,717	$54,855	$6,137

(1) Formerly named REIT Variable Account.

(2) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV	Variable Account V (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$4	$185	$—	$704	$1,127	$29	$—	$447	$11

Net realized loss from security transactions	(67)	(10,915)	(3,498)	(4,223)	(1,276)	(2,257)	(1,094)	(1,859)	(11)

Net unrealized depreciation on investments	(62)	(3,510)	(4,611)	(14,313)	(3,972)	(1,192)	(4,120)	(2,019)	(227)

Net Decrease in Net Assets Resulting from Operations	(125)	(14,240)	(8,109)	(17,832)	(4,121)	(3,420)	(5,214)	(3,431)	(227)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	207	10,823	6,379	15,256	3,937	2,408	3,377	2,298	269

Transfers between variable accounts, net	1,366	(2,400)	1,569	2,880	1,504	1,652	576	2,024	1,780

Transfers—policy charges and deductions	(63)	(4,957)	(3,147)	(6,847)	(1,568)	(872)	(1,454)	(926)	(71)

Transfers—surrenders	(1)	(1,543)	(1,118)	(1,878)	(455)	(249)	(369)	(92)	—

Transfers—other	(4)	(699)	(919)	(548)	22	19	(24)	(160)	(21)

Net Increase in Net Assets Derived from Policy Transactions	1,505	1,224	2,764	8,863	3,440	2,958	2,106	3,144	1,957

NET INCREASE (DECREASE) IN NET ASSETS	1,380	(13,016)	(5,345)	(8,969)	(681)	(462)	(3,108)	(287)	1,730

NET ASSETS

Beginning of Year	—	53,102	30,701	74,915	24,187	11,356	19,940	11,335	—

End of Year	$1,380	$40,086	$25,356	$65,946	$23,506	$10,894	$16,832	$11,048	$1,730

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)	Health Sciences Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$14	$—	$31	$26	$37,839	$218	$—	$7	$—

Net realized gain (loss) from security transactions	(70)	(133)	(10,792)	(133)	(68,486)	(6,365)	(2,791)	(36)	44

Net unrealized appreciation (depreciation) on investments	(2,054)	(447)	9,305	14	24,790	1,397	856	(7)	109

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,110)	(580)	(1,456)	(93)	(5,857)	(4,750)	(1,935)	(36)	153

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	3,469	989	5,004	2,750	31,448	7,829	1,347	396	703

Transfers between variable accounts, net	22,184	5,556	(965)	15,217	(3,988)	14,059	(81)	2,497	5,413

Transfers—policy charges and deductions	(1,261)	(324)	(1,786)	(764)	(16,016)	(2,550)	(582)	(133)	(241)

Transfers—surrenders	(143)	(19)	(785)	(588)	(8,737)	(1,344)	(85)	(18)	(23)

Transfers—other	(340)	(108)	(327)	(519)	(1,904)	(1,296)	(27)	(21)	(27)

Net Increase in Net Assets Derived from Policy Transactions	23,909	6,094	1,141	16,096	803	16,698	572	2,721	5,825

NET INCREASE (DECREASE) IN NET ASSETS	21,799	5,514	(315)	16,003	(5,054)	11,948	(1,363)	2,685	5,978

NET ASSETS

Beginning of Year	—	—	21,137	5,939	239,998	20,316	5,420	—	—

End of Year	$21,799	$5,514	$20,822	$21,942	$234,944	$32,264	$4,057	$2,685	$5,978

(1) Operations commenced on January 4, 2001 for the Blue Chip, Financial Services, and Health Sciences Variable Accounts, and January 2, 2001 for the Aggressive Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Large-Cap Core Variable Account (2)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$1	$4,250	$3,839	$11	$67,117	$1	$1,610	$4,872

Net realized gain (loss) from security transactions	(1,025)	(232)	2,814	5,623	(168)	12,936	(222)	1,646	(11,754)

Net unrealized appreciation (depreciation) on investments	—	33	(8,595)	(29,183)	(121)	(227,892)	(1)	2,200	(38,846)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,025)	(198)	(1,531)	(19,721)	(278)	(147,839)	(222)	5,456	(45,728)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	533	234	13,677	27,200	764	71,991	503	10,622	28,776

Transfers between variable accounts, net	4,642	808	6,932	(11,482)	2,204	(8,033)	700	39,918	(2,165)

Transfers—policy charges and deductions	(206)	(63)	(8,214)	(13,720)	(222)	(31,637)	(180)	(3,821)	(12,349)

Transfers—surrenders	(25)	(6)	(9,555)	(6,691)	(31)	(14,287)	(19)	(2,297)	(5,006)

Transfers—other	(16)	(10)	(1,782)	(3,194)	(24)	(5,117)	3	(1,359)	(1,679)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,928	963	1,058	(7,887)	2,691	12,917	1,007	43,063	7,577

NET INCREASE (DECREASE) IN NET ASSETS	3,903	765	(473)	(27,608)	2,413	(134,922)	785	48,519	(38,151)

NET ASSETS

Beginning of Year	—	—	157,104	222,967	879	480,944	1,105	23,499	208,380

End of Year	$3,903	$765	$156,631	$195,359	$3,292	$346,022	$1,890	$72,018	$170,229

(1) Operations commenced on January 5, 2001 for the Technology Variable Account, and January 3, 2001 for the Telecommunications Variable Account.

(2) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (2)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$10	$—	$—	$6,210	$1,861	$703	$1,359	$9,748	$8,530

Net realized gain (loss) from security transactions	(228)	(745)	(15)	16,104	(693)	601	(29)	177	(153)

Net unrealized appreciation (depreciation) on investments	(774)	335	(33)	(79,415)	(408)	105	82	3,287	208

Net Increase (Decrease) in Net Assets Resulting from Operations	(992)	(410)	(48)	(57,101)	760	1,409	1,412	13,212	8,585

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,350	1,109	135	82,811	3,609	3,940	6,292	24,814	295,870

Transfers between variable accounts, net	8,853	5,601	942	3,463	17,627	5,351	7,498	23,038	(239,807)

Transfers—policy charges and deductions	(488)	(247)	(43)	(32,661)	(1,510)	(1,443)	(2,702)	(11,435)	(21,449)

Transfers—surrenders	(46)	(62)	(14)	(14,259)	(601)	(580)	(1,209)	(5,935)	(11,483)

Transfers—other	(174)	(43)	(5)	(5,132)	(220)	(727)	(362)	(1,929)	(6,587)

Net Increase in Net Assets Derived from Policy Transactions	9,495	6,358	1,015	34,222	18,905	6,541	9,517	28,553	16,544

NET INCREASE (DECREASE) IN NET ASSETS	8,503	5,948	967	(22,879)	19,665	7,950	10,929	41,765	25,129

NET ASSETS

Beginning of Year	—	—	—	449,400	16,172	13,231	31,466	165,061	202,545

End of Year	$8,503	$5,948	$967	$426,521	$35,837	$21,181	$42,395	$206,826	$227,674

(1) Operations commenced on January 12, 2001 for the Capital Opportunities Variable Account, and January 4, 2001 for the Mid-Cap Growth and Global Growth Variable Accounts.

(2) Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$4,974	$3,830	$—	$1,836	$1,220	$13	$139	$495

Net realized gain (loss) from security transactions	(3,013)	(11,055)	(3,000)	115	297	(2,816)	(4,760)	(536)

Net unrealized appreciation (depreciation) on investments	(1,328)	(8,440)	(3,044)	(4,813)	(4,705)	(708)	4,675	(1,060)

Net Increase (Decrease) in Net Assets Resulting from Operations	633	(15,665)	(6,044)	(2,862)	(3,188)	(3,511)	54	(1,101)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	7,576	14,123	7,605	11,740	6,296	3,330	3,306	2,644

Transfers between variable accounts, net	9,314	(1,791)	(2,146)	49,282	1,298	(434)	3,966	3,150

Transfers—policy charges and deductions	(3,393)	(5,205)	(2,914)	(4,255)	(1,400)	(813)	(1,034)	(598)

Transfers—surrenders	(2,019)	(1,534)	(1,081)	(1,217)	(1,198)	(264)	(515)	(470)

Transfers—other	(480)	(1,087)	(601)	(850)	(1,369)	(54)	(431)	(113)

Net Increase in Net Assets Derived from Policy Transactions	10,998	4,506	863	54,700	3,627	1,765	5,292	4,613

NET INCREASE (DECREASE) IN NET ASSETS	11,631	(11,159)	(5,181)	51,838	439	(1,746)	5,346	3,512

NET ASSETS

Beginning of Year	42,516	64,261	35,882	23,077	23,748	13,102	14,594	7,823

End of Year	$54,147	$53,102	$30,701	$74,915	$24,187	$11,356	$19,940	$11,335

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the years ended December 31, 2002 and 2001 are shown in the table below. The ratio of expenses to average daily net assets was 0.00% for all Variable Accounts, as the operating expenses of the Separate Account are paid by Pacific Life.

For the Year or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip

2002	$5.74	4,934,487	$28,332	0.14%	(25.94%)

01/04/2001 – 12/31/2001 (3)	7.75	2,811,771	21,799	0.12%	(21.39%)

Aggressive Growth

2002	$6.23	538,452	$3,355	0.00%	(22.32%)

01/04/2001 – 12/31/2001 (3)	8.02	687,433	5,514	0.00%	(18.82%)

Emerging Markets

2002	$6.18	3,249,820	$20,079	0.48%	(3.07%)

2001 (3)	6.37	3,266,714	20,822	0.16%	(9.32%)

Diversified Research

2002	$8.39	1,569,725	$13,175	0.29%	(24.19%)

2001 (3)	11.07	1,981,854	21,942	0.27%	(2.05%)

Small-Cap Equity

2002	$33.68	4,684,838	$157,771	0.51%	(23.58%)

2001 (3)	44.07	5,331,480	234,944	16.62%	(1.75%)

International Large-Cap

2002	$5.28	6,711,211	$35,449	0.95%	(17.63%)

2001 (3)	6.41	5,031,727	32,264	0.84%	(18.63%)

I-Net Tollkeeper

2002	$2.75	1,139,068	$3,135	0.00%	(38.62%)

2001 (3)	4.48	904,785	4,057	0.00%	(32.93%)

Financial Services

2002	$7.84	425,502	$3,334	0.27%	(14.59%)

01/04/2001 – 12/31/2001 (3)	9.17	292,594	2,685	0.49%	(7.97%)

Health Sciences

2002	$7.66	812,945	$6,224	0.00%	(23.30%)

01/04/2001 – 12/31/2001 (3)	9.98	598,921	5,978	0.00%	1.04%

Technology

2002	$3.34	955,613	$3,187	0.00%	(46.34%)

01/05/2001 – 12/31/2001 (3)	6.22	627,943	3,903	0.00%	(36.41%)

Telecommunications

2002	$2.55	343,513	$877	0.01%	(47.06%)

01/03/2001 – 12/31/2001 (3)	4.82	158,754	765	0.18%	(51.36%)

Multi-Strategy

2002	$31.85	3,315,491	$105,601	3.09%	(13.06%)

2001 (3)	36.64	4,275,164	156,631	2.68%	(0.79%)

Large-Cap Core (4)

2002	$31.19	3,693,237	$115,176	0.70%	(28.40%)

2001 (3)	43.56	4,485,299	195,359	1.88%	(7.87%)

For the Year or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Strategic Value

2002	$6.86	556,955	$3,822	0.10%	(22.15%)

2001 (3)	8.82	373,489	3,292	0.43%	(9.20%)

Growth LT

2002	$24.88	9,178,024	$228,344	0.99%	(28.97%)

2001 (3)	35.03	9,878,677	346,022	17.28%	(28.84%)

Focused 30

2002	$5.05	440,228	$2,224	0.17%	(29.41%)

2001 (3)	7.16	264,148	1,890	0.07%	(13.24%)

Mid-Cap Value

2002	$12.52	5,156,119	$64,559	6.60%	(14.46%)

2001 (3)	14.64	4,920,202	72,018	3.58%	13.93%

International Value

2002	$16.01	8,707,275	$139,406	0.96%	(13.91%)

2001 (3)	18.60	9,153,924	170,229	2.73%	(22.30%)

Capital Opportunities

2002	$5.70	1,421,819	$8,099	0.19%	(26.78%)

01/12/2001 – 12/31/2001 (3)	7.78	1,093,055	8,503	0.21%	(21.52%)

Mid-Cap Growth

2002	$4.20	1,540,456	$6,465	0.00%	(47.03%)

01/04/2001 – 12/31/2001 (3)	7.92	750,712	5,948	0.00%	(19.83%)

Global Growth

2002	$6.61	323,086	$2,137	0.00%	(19.48%)

01/04/2001 – 12/31/2001 (3)	8.21	117,688	967	0.00%	(17.57%)

Equity Index

2002	$31.52	10,892,323	$343,290	9.46%	(22.34%)

2001 (3)	40.58	10,509,402	426,521	1.46%	(11.18%)

Small-Cap Index

2002	$9.08	3,649,989	$33,129	0.82%	(21.19%)

2001 (3)	11.52	3,111,792	35,837	9.13%	2.78%

Real Estate (5)

2002	$14.35	2,264,017	$32,490	5.71%	(0.32%)

2001 (3)	14.40	1,471,261	21,181	4.06%	8.79%

Inflation Managed

2002	$31.34	3,122,159	$97,833	2.28%	15.45%

2001 (3)	27.14	1,561,993	42,395	3.63%	4.28%

Managed Bond

2002	$32.37	7,163,388	$231,892	5.42%	10.93%

2001 (3)	29.18	7,087,634	206,826	5.14%	6.65%

See Notes to Financial Statements	See explanation of references on I-2

I-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Money Market

2002	$19.85	16,460,385	$326,717	1.43%	1.42%

2001 (3)	19.57	11,632,924	227,674	3.70%	3.85%

High Yield Bond

2002	$26.43	2,075,480	$54,855	8.67%	(3.00%)

2001 (3)	27.25	1,987,170	54,147	9.89%	1.17%

Equity Income (6)

01/02/2002 – 12/31/2002	$8.65	709,867	$6,137	1.71%	(13.55%)

Research (6)

01/08/2002 – 12/31/2002	$7.73	178,442	$1,380	0.70%	(22.68%)

Equity

2002	$8.91	4,498,857	$40,086	0.40%	(26.51%)

2001 (3)	12.12	4,379,878	53,102	6.78%	(20.84%)

Aggressive Equity

2002	$7.95	3,189,278	$25,356	0.00%	(25.09%)

2001 (3)	10.61	2,892,614	30,701	0.00%	(16.90%)

For theYear or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Large-Cap Value

2002	$9.31	7,083,069	$65,946	1.05%	(22.96%)

2001 (3)	12.08	6,199,163	74,915	3.85%	(3.04%)

I

2002	$13.62	1,725,503	$23,506	4.65%	(15.30%)

2001 (3)	16.08	1,503,806	24,187	5.27%	(12.77%)

II

2002	$12.28	887,140	$10,894	0.27%	(26.52%)

2001 (3)	16.71	679,453	11,356	0.11%	(22.46%)

III

2002	$14.91	1,128,715	$16,832	0.00%	(25.28%)

2001 (3)	19.96	999,083	19,940	0.84%	(0.36%)

IV

2002	$12.11	912,633	$11,048	3.79%	(25.10%)

2001 (3)	16.16	701,361	11,335	5.49%	(12.38%)

V (6)

02/06/2002 – 12/31/2002	$8.23	210,060	$1,730	1.22%	(17.66%)

(1)	The ratios of investment income to average daily net assets are annualized for periods of less than one full year.

(2)	Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Total returns were calculated through December 28, 2001, the last business day of the fiscal year for the Separate Account.

(4)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

(5)	The Real Estate Variable Account was formerly named REIT Variable Account.

(6)	Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

 I-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2002 is comprised of thirty-eight subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, Variable Account IV, and Variable Account V. The assets in each of the first thirty-three Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last five Variable Accounts (I-V) are invested in shares of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, and Business Opportunity Value Funds, respectively, which are all portfolios of M Fund, Inc. (collectively, the “Funds”). Each portfolio/fund pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission three new Variable Accounts that began operations in 2002: the Equity Income and Research Variable Accounts, and Variable Account V. The Equity Income Variable Account commenced operations on January 2, 2002, the Research Variable Account commenced operations on January 8, 2002, and Variable Account V commenced operations on February 6, 2002.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios/funds. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2002, the Funds declared dividends for each portfolio/fund, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, Aggressive Equity, and Frontier Capital Appreciation Portfolios/Funds. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios/funds.

3. CHARGES AND EXPENSES

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and premium tax charges before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

The cost of investments in the Funds’ shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of December 31, 2002 were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total cost of investments at beginning of year	$23,865	$5,961	$19,146	$21,915	$277,137	$32,667	$5,438
Add: Total net proceeds from policy transactions	15,403	3,274	20,573	7,555	65,400	71,820	3,769
Reinvested distributions from the Funds: (a) Dividends from net investment income	34	—	104	38	990	322	—
(b) Distributions from capital gains	—	—	—	—	—	—	—

Sub-Total	39,302	9,235	39,823	29,508	343,527	104,809	9,207
Less: Cost of investments disposed during the year	1,932	5,266	18,061	13,394	138,013	69,722	5,671

Total cost of investments at end of year	37,370	3,969	21,762	16,114	205,514	35,087	3,536
Add: Unrealized appreciation (depreciation)	(9,038)	(614)	(1,683)	(2,939)	(47,743)	362	(401)

Total market value of investments at end of year	$28,332	$3,355	$20,079	$13,175	$157,771	$35,449	$3,135

	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy	Large-Cap Core (1)	Strategic Value

Total cost of investments at beginning of year	$2,691	$5,869	$3,903	$732	$164,496	$228,996	$3,424
Add: Total net proceeds from policy transactions	3,031	5,782	3,924	1,880	10,751	18,512	3,996
Reinvested distributions from the Funds:
(a) Dividends from net investment income	9	—	—	—	2,875	1,061	4
(b) Distributions from capital gains	—	—	—	—	1,532	—	—

Sub-Total	5,731	11,651	7,827	2,612	179,654	248,569	7,424
Less: Cost of investments disposed during the year	2,016	4,445	3,444	1,672	47,182	64,381	2,811

Total cost of investments at end of year	3,715	7,206	4,383	940	132,472	184,188	4,613
Add: Unrealized depreciation	(381)	(982)	(1,196)	(63)	(26,871)	(69,012)	(791)

Total market value of investments at end of year	$3,334	$6,224	$3,187	$877	$105,601	$115,176	$3,822

	Growth LT	Focused 30	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties	Mid-Cap Growth	Global Growth

Total cost of investments at beginning of year	$581,272	$2,041	$67,814	$217,163	$9,277	$5,613	$999
Add: Total net proceeds from policy transactions	38,832	2,161	25,358	54,201	4,229	14,944	2,123
Reinvested distributions from the Funds:
(a) Dividends from net investment income	2,708	4	296	1,482	16	—	—
(b) Distributions from capital gains	—	—	4,225	—	—	—	—

Sub-Total	622,812	4,206	97,693	272,846	13,522	20,557	3,122
Less: Cost of investments disposed during the year	97,870	1,374	20,662	90,950	2,886	13,334	685

Total cost of investments at end of year	524,942	2,832	77,031	181,896	10,636	7,223	2,437
Add: Unrealized depreciation	(296,598)	(608)	(12,472)	(42,490)	(2,537)	(758)	(300)

Total market value of investments at end of year	$228,344	$2,224	$64,559	$139,406	$8,099	$6,465	$2,137

	Equity Index	Small-Cap Index	Real Estate (2)	Inflation Managed	Managed Bond	Money Market	High Yield Bond

Total cost of investments at beginning of year	$451,571	$37,509	$20,046	$41,690	$202,723	$227,888	$59,851
Add: Total net proceeds from policy transactions	56,823	21,359	18,083	65,389	53,633	408,860	31,013
Reinvested distributions from the Funds:
(a) Dividends from net investment income	5,098	257	892	717	10,205	4,308	4,540
(b) Distributions from capital gains	30,723	—	807	801	1,742	—	—

Sub-Total	544,215	59,125	39,828	108,597	268,303	641,056	95,404
Less: Cost of investments disposed during the year	39,058	18,998	5,397	17,297	51,361	314,127	35,983

Total cost of investments at end of year	505,157	40,127	34,431	91,300	216,942	326,929	59,421
Add: Unrealized appreciation (depreciation)	(161,867)	(6,998)	(1,941)	6,533	14,950	(212)	(4,566)

Total market value of investments at end of year	$343,290	$33,129	$32,490	$97,833	$231,892	$326,717	$54,855

(1) The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

(2) The Real Estate Variable Account was formerly named REIT Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Equity Income (1)	Research (1)	Equity	Aggressive Equity	Large-Cap Value	I	II

Total cost of investments at beginning of year	$—	$—	$79,382	$40,788	$78,896	$28,329	$15,716
Add: Total net proceeds from policy transactions	8,205	2,046	9,801	8,739	27,389	7,976	4,775
Reinvested distributions from the Funds:
(a) Dividends from net investment income	54	4	185	—	704	326	29
(b) Distributions from capital gains	—	—	—	—	—	801	—

Sub-Total	8,259	2,050	89,368	49,527	106,989	37,432	20,520
Less: Cost of investments disposed during the year	1,575	608	19,492	9,473	22,757	5,812	4,074

Total cost of investments at end of year	6,684	1,442	69,876	40,054	84,232	31,620	16,446
Add: Unrealized depreciation	(547)	(62)	(29,790)	(14,698)	(18,286)	(8,114)	(5,552)

Total market value of investments at end of year	$6,137	$1,380	$40,086	$25,356	$65,946	$23,506	$10,894

	III	IV	V (1)

Total cost of investments at beginning of year	$19,287	$13,779	$—
Add: Total net proceeds from policy transactions	19,611	5,194	2,047
Reinvested distributions from the Funds:
(a) Dividends from net investment income	—	—	11
(b) Distributions from capital gains	—	447	—

Sub-Total	38,898	19,420	2,058
Less: Cost of investments disposed during the year	18,599	3,910	102

Total cost of investments at end of year	20,299	15,510	1,956
Add: Unrealized depreciation	(3,467)	(4,462)	(226)

Total market value of investments at end of year	$16,832	$11,048	$1,730

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS Transactions in Separate Account units for the year ended December 31, 2002 were as follows (units in thousands):
	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total units outstanding at beginning of year	2,812	687	3,267	1,982	5,331	5,032	905
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	1,224	202	608	307	682	1,394	300
(b) Transfers between variable accounts, net	1,568	(231)	(143)	(565)	(536)	1,118	108
(c) Transfers—policy charges and deductions	(492)	(84)	(331)	(125)	(416)	(646)	(157)
(d) Transfers—surrenders	(151)	(24)	(129)	(16)	(337)	(135)	(18)
(e) Transfers—other	(27)	(12)	(22)	(13)	(39)	(52)	1

Sub-Total	2,122	(149)	(17)	(412)	(646)	1,679	234

Total units outstanding at end of year	4,934	538	3,250	1,570	4,685	6,711	1,139

	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy	Large-Cap Core (2)	Strategic Value

Total units outstanding at beginning of year	293	599	628	159	4,275	4,485	373
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	108	195	274	92	363	579	165
(b) Transfers between variable accounts, net	83	117	177	134	17	(730)	114
(c) Transfers—policy charges and deductions	(46)	(81)	(105)	(43)	(263)	(350)	(65)
(d) Transfers—surrenders	(8)	(7)	(28)	(5)	(1,067)	(255)	(19)
(e) Transfers—other	(4)	(10)	10	7	(10)	(36)	(11)

Sub-Total	133	214	328	185	(960)	(792)	184

Total units outstanding at end of year	426	813	956	344	3,315	3,693	557

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).

(2) The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Growth LT	Focused 30	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties	Mid-Cap Growth	Global Growth

Total units outstanding at beginning of year	9,879	264	4,920	9,154	1,093	751	118
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	1,942	94	812	1,467	370	398	109
(b) Transfers between variable accounts, net	(1,126)	143	21	(505)	183	576	132
(c) Transfers—policy charges and deductions	(996)	(55)	(371)	(738)	(161)	(158)	(32)
(d) Transfers—surrenders	(467)	(3)	(196)	(617)	(61)	(14)	(2)
(e) Transfers—other	(54)	(3)	(30)	(54)	(2)	(13)	(2)

Sub-Total	(701)	176	236	(447)	329	789	205

Total units outstanding at end of year	9,178	440	5,156	8,707	1,422	1,540	323

	Equity Index	Small-Cap Index	Real Estate (1)	Inflation Managed	Managed Bond	Money Market	High Yield Bond

Total units outstanding at beginning of year	10,509	3,112	1,471	1,562	7,088	11,633	1,987
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	1,756	631	412	318	940	14,494	383
(b) Transfers between variable accounts, net	37	309	686	1,510	209	(4,670)	18
(c) Transfers—policy charges and deductions	(489)	(242)	(191)	(158)	(523)	(1,522)	(151)
(d) Transfers—surrenders	(870)	(150)	(90)	(81)	(507)	(2,721)	(135)
(e) Transfers—other	(51)	(10)	(24)	(29)	(44)	(754)	(27)

Sub-Total	383	538	793	1,560	75	4,827	88

Total units outstanding at end of year	10,892	3,650	2,264	3,122	7,163	16,460	2,075

	Equity Income (2)	Research (2)	Equity	Aggressive Equity	Large-Cap Value	I	II

Total units outstanding at beginning of year	—	—	4,380	2,893	6,199	1,504	679
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	109	23	1,062	690	1,474	260	171
(b) Transfers between variable accounts, net	662	164	(241)	151	299	97	116
(c) Transfers—policy charges and deductions	(41)	(8)	(485)	(344)	(663)	(104)	(63)
(d) Transfers—surrenders	(10)	—	(151)	(115)	(176)	(31)	(17)
(e) Transfers—other	(10)	(1)	(66)	(86)	(50)	—	1

Sub-Total	710	178	119	296	884	222	208

Total units outstanding at end of year	710	178	4,499	3,189	7,083	1,726	887

	III	IV	V (2)

Total units outstanding at beginning of year	999	701	—
Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	202	164	31
(b) Transfers between variable accounts, net	41	132	189
(c) Transfers—policy charges and deductions	(87)	(67)	(8)
(d) Transfers—surrenders	(22)	(6)	—
(e) Transfers—other	(4)	(11)	(2)

Sub-Total	130	212	210

Total units outstanding at end of year	1,129	913	210

(1) The Real Estate Variable Account was formerly named REIT Variable Account.

(2) Operations commenced during 2002 (See Note 1 to Financial Statements).

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, Variable Account IV, and Variable Account V) as of December 31, 2002, the related statements of operations for the year then ended (as to the Equity Income and Research Variable Accounts, and Variable Account V, for each of the periods from commencement of operations through December 31, 2002), and the statements of changes in net assets and financial highlights for each of the two years in the period then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for the year ended December 31, 2002 and for each of the periods from commencement of operations through December 31, 2001, and as to the Equity Income and Research Variable Accounts, and Variable Account V, for each of the periods from commencement of operations through December 31, 2002). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2002, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 14, 2003

K-1

Annual Reports

as of December 31, 2002

•	Pacific Select Fund

•	Pacific Select Exec Separate Account of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

Client Services Department

700 Newport Center Drive

P.O. Box 7500

Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-17463-13